Other non-current assets - Summary of Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss	€ 902	€ 890		€ 892
Pre-funded pension obligations	408	177		155
Long-term prepaid expenses	59	92		115
Long-term loans and advances and other non-current receivables	485	537		521
Derivative financial instruments	3	24		37
Other non-current assets	3,127	2,734	[1]	2,503	[1]
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	823	588		380
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 447	€ 426		€ 403

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.